Derivative Liabilities (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	$0.09 - $10.85	$1.77 - $3.99
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.00 - 5.00	0.58 - 3.00
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	47.4% - 236%	48.8% - 61.3%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	0.19% - 4.38%	0.19% - 0.47%